Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Stockholders equity:
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized shares	100,000,000	100,000,000
Preferred stock, issued shares	72,883	72,883
Preferred stock, outstanding shares	72,883	72,883
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized shares	1,000,000,000	1,000,000,000
Common stock, issued shares	305,078,818	284,127,846
Common stock, outstanding shares	305,078,818	284,127,846